Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss Per Share	The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2024, 2023 and 2022.
	2024	2023	2022
Numerator:
Net loss attributable to common stockholders	(73,880,982)	(33,814,719)	(14,245,878)

Denominator:
Basic and diluted weighted-average shares outstanding	58,966,238	50,578,134	44,110,188

Loss per share:
Basic and diluted loss per share	(1.25)	(0.67)	(0.32)

Schedule of Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	December 31,	December 31,	December 31,
	2024	2023	2022

Stock options	2,038,017	1,065,691	1,307,052
Warrants	--	--	143,044